Legg Mason Partners Small Cap Core Fund, Inc.
                                125 Broad Street
                            New York, New York 10004

April 28, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


RE:   Legg Mason Partners Small Cap Core Fund, Inc.
      File Nos. 333-25499 and 811-05928

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund do not differ from those contained in Post-Effective Amendment No. 12 filed on April 28, 2006, which became effective on April 28, 2006.

Any comments on this filing should be directed to the undersigned at (203) 890-7156. Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/ Todd Lebo
Todd Lebo
Assistant Secretary